Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic and diluted net income (loss) per share
Basic and diluted net income (loss) per share for the years ended December 31 are calculated as follows:

	2022	2021
Net income (loss) attributable to common shareholders	$7,018	$(13,601)

Basic weighted average number of common shares outstanding	33,067,716	32,867,801
Stock options	807,951	—
DSUs	73,393	—
RSUs	92,694	—
Diluted weighted average number of common shares outstanding[1]	34,041,754	32,867,801

Basic net income (loss) per common share	$0.21	$(0.41)
Diluted net income (loss) per common share[1]	$0.21	$(0.41)
[1]Diluted weighted average number of common shares outstanding for the year ended December 31, 2022 excludes 23,417 stock options (2021 – 1,109,074 stock options, and 41,492 DSUs) as their effects are anti-dilutive.